Outstanding Loans and Leases - Consumer Real Estate - Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 896,983	$ 876,104
Loans and leases, measured at fair value	6,938	8,681
Consumer real estate
Financing Receivable, Recorded Investment [Line Items]
Loans and leases, measured at fair value	1,900	2,077
Consumer real estate | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	141,795	156,289
Consumer real estate | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	34,050	44,756
Consumer real estate | Legacy Assets & Servicing Residential Mortgage | Pay option
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,300	3,200
Consumer real estate | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	12,066	15,152
Consumer real estate | Residential Mortgage PCI | Pay option
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,000	2,800
Consumer real estate | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	54,917	59,593
Consumer real estate | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	16,412	20,515
Consumer real estate | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,619	5,617
Consumer real estate | Less than 620 | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,129	3,779
Consumer real estate | Less than 620 | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,749	6,729
Consumer real estate | Less than 620 | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,798	6,109
Consumer real estate | Less than 620 | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,322	1,671
Consumer real estate | Less than 620 | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,490	4,055
Consumer real estate | Less than 620 | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	729	864
Consumer real estate | Greater than or equal to 620 and less than 680 | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	5,472	6,040
Consumer real estate | Greater than or equal to 620 and less than 680 | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,762	4,269
Consumer real estate | Greater than or equal to 620 and less than 680 | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,586	3,014
Consumer real estate | Greater than or equal to 620 and less than 680 | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,295	4,099
Consumer real estate | Greater than or equal to 620 and less than 680 | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,862	4,163
Consumer real estate | Greater than or equal to 620 and less than 680 | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	825	995
Consumer real estate | Greater than or equal to 680 and less than 740 | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	22,486	21,771
Consumer real estate | Greater than or equal to 680 and less than 740 | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	5,138	6,640
Consumer real estate | Greater than or equal to 680 and less than 740 | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,187	3,310
Consumer real estate | Greater than or equal to 680 and less than 740 | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	12,180	13,278
Consumer real estate | Greater than or equal to 680 and less than 740 | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,451	4,806
Consumer real estate | Greater than or equal to 680 and less than 740 | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,356	1,651
Consumer real estate | Greater than or equal to 740 | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	85,612	75,976
Consumer real estate | Greater than or equal to 740 | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	8,420	10,871
Consumer real estate | Greater than or equal to 740 | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,495	2,719
Consumer real estate | Greater than or equal to 740 | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	38,120	40,545
Consumer real estate | Greater than or equal to 740 | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	5,609	7,491
Consumer real estate | Greater than or equal to 740 | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,709	2,107
Consumer real estate | Less than or equal to 90 percent | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	110,023	99,001
Consumer real estate | Less than or equal to 90 percent | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	16,481	19,736
Consumer real estate | Less than or equal to 90 percent | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	8,655	9,972
Consumer real estate | Less than or equal to 90 percent | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	51,262	52,413
Consumer real estate | Less than or equal to 90 percent | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	8,347	10,405
Consumer real estate | Less than or equal to 90 percent | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,003	2,046
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	4,038	4,680
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,224	3,364
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,403	2,005
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,858	3,408
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,190	2,308
Consumer real estate | Greater than 90 percent but less than or equal to 100 percent | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	852	1,048
Consumer real estate | Greater than 100 percent | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,638	3,885
Consumer real estate | Greater than 100 percent | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	3,364	5,409
Consumer real estate | Greater than 100 percent | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	2,008	3,175
Consumer real estate | Greater than 100 percent | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,797	3,772
Consumer real estate | Greater than 100 percent | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	5,875	7,802
Consumer real estate | Greater than 100 percent | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	1,764	2,523
Consumer real estate | Fully Insured Loans | Core Portfolio Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	25,096	48,723
Consumer real estate | Fully Insured Loans | Legacy Assets & Servicing Residential Mortgage
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	11,981	16,247
Consumer real estate | Fully Insured Loans | Residential Mortgage PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Consumer real estate | Fully Insured Loans | Core Portfolio Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Consumer real estate | Fully Insured Loans | Legacy Assets & Servicing Home Equity
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	0	0
Consumer real estate | Fully Insured Loans | Home Equity PCI
Financing Receivable, Recorded Investment [Line Items]
Loans and leases	$ 0	$ 0